Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for factoring fees	$ 15,473	$ 3,582	$ 160,551
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	99,215,472	94,863,803	38,846,743
Common stock, outstanding	99,215,472	94,863,803	38,846,743